GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
GOODWILL AND OTHER INTANGIBLE ASSETS
Schedule of changes in the carrying amount of goodwill

	2014	2013
Beginning balance	$1,537	$—
AHF purchase accounting adjustment	(24)	—
Goodwill acquired during the year	21,635	1,537

Ending balance	$23,148	$1,537

Schedule of acquired intangible assets

	December 31, 2014
	Original weighted average amortization period	Gross carrying amount	Accumulated amortization	Net Carrying Amount
Amortizing intangible assets:
Patient relationships	7.5 yrs	$29,100	(2,895)	26,205
Trade names and trademarks	10 yrs	10,100	(575)	9,525
Non-compete employment agreements	5 yrs	4,999	(560)	4,439
Intellectual property	10 yrs	2,157	—	2,157
Software licensing agreement	4 yrs	2,647	—	2,647

Total		$49,003	(4,030)	44,973

	December 31, 2013
	Original weighted average amortization Period	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortizing intangible assets:
Patient relationships	10 yrs	$5,100	—	$5,100
Trade names and trademarks	10 yrs	1,400	—	1,400
Non-compete employment agreements	5 yrs	600	—	600

Total		$7,100	—	$7,100

Schedule of estimated future amortization expense of definite-lived intangible assets
2015	$7,841
2016	7,438
2017	7,010
2018	6,609
2019	5,016
Thereafter	11,059

$44,973